Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Net Gain / (Loss)	$ (5,468,758)	$ (5,969,001)	$ (1,980,785)
Weighted average common shares outstanding	57,023,319	56,880,579	51,852,557
Earnings / (losses) per share	$ (0.096)	$ (0.105)	$ (0.038)